SUBSEQUENT EVENTS (Details) (USD $)	9 Months Ended	0 Months Ended								0 Months Ended
	Sep. 30, 2014	Sep. 18, 2014 Brand Contract Alshon Jeffery item	Apr. 28, 2014 Fantex Series Vernon Davis	Apr. 28, 2014 Fantex Series Vernon Davis Parent	Jul. 21, 2014 Fantex Series EJ Manuel	Jul. 21, 2014 Fantex Series EJ Manuel Parent	Jul. 21, 2014 Fantex Series EJ Manuel Parent Director	Nov. 03, 2014 Subsequent Event Brand Contract Mohamed Sanu item	Oct. 21, 2014 Subsequent Event Fantex Series Vernon Davis	Nov. 03, 2014 Subsequent Event Fantex Series Mohamed Sanu Convertible Tracking Stock	Nov. 03, 2014 Subsequent Event Fantex Series Mohamed Sanu Convertible Tracking Stock Parent	Nov. 03, 2014 Subsequent Event Fantex Series Mohamed Sanu Convertible Tracking Stock Directors of Fantex Holdings, Inc.
SUBSEQUENT EVENTS
Dividends Payable, Current									$ 126,330
Number of shares issued			421,100		523,700					164,300
Gross proceeds from initial public offering			4,211,000		5,237,000					1,640,000
Number of shares purchased				102,454		250,000	27,934				78,000	10,365
Share price (in dollars per share)				$ 10		$ 10					$ 10	$ 10
Purchase price of shares acquired				1,020,000		2,500,000	279,340				780,000	103,650
Payment to acquire brand contract	8,975,000							1,560,000
Escrow amount per contract								$ 78,000
Number of consecutive payments of brand amounts		6						6